UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 12, 2006


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,711,222 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  607823  9196900  SH	   SOLE				0  4389700  4807200
ANHEUSER BUSCH COS INC		COMMON		035229103  537534  12568008 SH	   SOLE				0  5896508  6671500
AUTOMATIC DATA PROCESSIN	COMMON		053015103  714907  15650337 SH	   SOLE				0  7666437  7983900
COCA COLA CO			COMMON		191216100  573263  13691500 SH	   SOLE				0  6709000  6982500
DISNEY WALT CO			COM DISNEY	254687106  282159  10116859 SH	   SOLE				0  5149742  4967117
GANNETT INC			COMMON		364730101  598592  9989859  SH	   SOLE				0  4914459  5075400
GENERAL ELEC CO			COMMON		369604103  835419  24020105 SH	   SOLE				0 11800592 12219513
GOLDMAN SACHS GROUP INC		COMMON		38141G104  629717  4011956  SH	   SOLE				0  1972212  2039744
INTERNATIONAL BUSINESS M	COMMON		459200101  781911  9481154  SH	   SOLE				0  4641754  4839400
JOHNSON & JOHNSON		COMMON		478160104  649857  10973600 SH	   SOLE				0  5363700  5609900
MICROSOFT CORP			COMMON		594918104  589246  21655500 SH	   SOLE				0 10647400 11008100
PEPSICO INC			COMMON		713448108  750678  12989758 SH	   SOLE				0  6383158  6606600
PFIZER INC			COMMON		717081103  121739  4885199  SH	   SOLE				0  2388899  2496300
PROCTER & GAMBLE CO		COMMON		742718109  375697  6519120  SH	   SOLE				0  3186520  3332600
WAL MART STORES INC		COMMON		931142103  846384  17916678 SH	   SOLE				0  8762378  9154300
WELLS FARGO & CO NEW		COMMON		949746101  816296  12780587 SH	   SOLE				0  6280187  6500400
